Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bridge Builder Trust
Prospectus Date	rr_ProspectusDate	Oct. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Growth Fund
Supplement dated September 8, 2021
to the Prospectus dated October 28, 2020, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
The Trustees of the Bridge Builder Trust (the “Trust”), on behalf of the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), have approved (i) a sub‑advisory agreement among Olive Street Investment Advisers, Inc. (“Olive Street”), Driehaus Capital Management LLC (“Driehaus”), and the Trust, on behalf of the Small/Mid Cap Growth Fund and (ii) a sub‑advisory agreement among Olive Street, Victory Capital Management Inc. (“Victory Capital”), and the Trust, on behalf of the Small/Mid Cap Growth Fund, each to be effective as of September 9, 2021.
Accordingly, effective as of September 9, 2021, the Prospectus is hereby supplemented and revised as follows:
1.
The fourth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser may allocate Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”); BlackRock Investment Management, LLC (“BlackRock”); Champlain Investment Partners, LLC (“Champlain”); Driehaus Capital Management LLC (“Driehaus”); Eagle Asset Management, Inc. (“Eagle”); Stephens Investment Management Group, LLC (“SIMG”); and Victory Capital Management Inc. (“Victory Capital”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub‑advisers. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraphs are hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund”:
Driehaus’ Principal Investment Strategies
Driehaus primarily invests in the equity securities of U.S. small capitalization and U.S. medium capitalization companies which will generally be, at the time of investment, within the capitalization range of those companies included in the Russell 2500® Growth Index without regard to the index’s float adjustment. Investment decisions are based on Driehaus’ belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. An investment decision is also based on the evaluation by Driehaus of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. Driehaus sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations. Driehaus frequently and actively trades its portfolio securities.
Victory Capital’s Principal Investment Strategies
Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Valuation is an integral part of the growth investment process and purchase decisions are based on the team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Victory Capital regularly reviews the investments held in Victory Capital’s allocated portion of the Fund’s assets and will sell securities when the team believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the team’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

Bridge Builder Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Growth Fund
Supplement dated September 8, 2021
to the Prospectus dated October 28, 2020, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
The Trustees of the Bridge Builder Trust (the “Trust”), on behalf of the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), have approved (i) a sub‑advisory agreement among Olive Street Investment Advisers, Inc. (“Olive Street”), Driehaus Capital Management LLC (“Driehaus”), and the Trust, on behalf of the Small/Mid Cap Growth Fund and (ii) a sub‑advisory agreement among Olive Street, Victory Capital Management Inc. (“Victory Capital”), and the Trust, on behalf of the Small/Mid Cap Growth Fund, each to be effective as of September 9, 2021.
Accordingly, effective as of September 9, 2021, the Prospectus is hereby supplemented and revised as follows:
1.
The fourth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser may allocate Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”); BlackRock Investment Management, LLC (“BlackRock”); Champlain Investment Partners, LLC (“Champlain”); Driehaus Capital Management LLC (“Driehaus”); Eagle Asset Management, Inc. (“Eagle”); Stephens Investment Management Group, LLC (“SIMG”); and Victory Capital Management Inc. (“Victory Capital”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub‑advisers. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraphs are hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund”:
Driehaus’ Principal Investment Strategies
Driehaus primarily invests in the equity securities of U.S. small capitalization and U.S. medium capitalization companies which will generally be, at the time of investment, within the capitalization range of those companies included in the Russell 2500® Growth Index without regard to the index’s float adjustment. Investment decisions are based on Driehaus’ belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. An investment decision is also based on the evaluation by Driehaus of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. Driehaus sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations. Driehaus frequently and actively trades its portfolio securities.
Victory Capital’s Principal Investment Strategies
Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Valuation is an integral part of the growth investment process and purchase decisions are based on the team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Victory Capital regularly reviews the investments held in Victory Capital’s allocated portion of the Fund’s assets and will sell securities when the team believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the team’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.